Basis of Preparation - Additional Information (Details) shares in Millions, $ in Millions			3 Months Ended
	Oct. 03, 2019 USD ($) shares	Oct. 03, 2019 AUD ($) shares	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Jul. 01, 2019	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Comprehensive gain (loss) after income tax			$ (6,181,000)	$ (19,434,000)
Net cash (outflows) in operating activities			15,558,000	19,544,000
Cash & cash equivalents			34,536,000	$ 55,143,000		$ 50,426,000	$ 37,763,000
Funds receivable from revenues			$ 15,000,000
Proceeds from issuance of shares	$ 50,500,000	$ 75.0
Placement of shares fully-paid | shares	37.5	37.5
Incremental borrowing rate					6.52%
Term of short term leases			12 months or less
Grunenthal
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Maximum additional receivable in milestone payments			$ 30,000,000
Hercules and Nova Quest
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Maximum additional receivable in milestone payments			$ 35,000,000